Provisions - Summary of Provisions (Detail) - ARS ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
For Administrative, Disciplinary and Criminal Penalties	$ 5,306	$ 7,224
For Termination Benefits	220,824	233,287
Others	3,550,167	3,499,223
Total	$ 3,776,297	$ 3,739,734